[DECHERT LLP LETTERHEAD]

September 17, 2013

Ms. Kimberly A. Browning
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Claymore Exchange-Traded Fund Trust 2 (the "Fund"; File Nos. 333-135105 & 811-21910)

Dear Ms. Browning:

On behalf of the Fund, attached herewith for filing is the Post-Effective Amendment No. 145 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This filing relates to the Guggenheim ASEAN Leaders ETF, a newly created series of the Fund, and should have no effect on the other existing series of the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz